Fair Value - Summary of Carrying Amount and Fair Value of Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 15,486,942	₩ 13,766,638
Financial liabilities	19,611,825	18,825,390
Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,317,822	8,397,264
Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,218,165	10,006,685
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	915,185	246,606
Financial liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	136,106	141,280
Derivative financial liabilities for hedging purpose [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	24,547	33,555
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,879,554	2,449,062
Financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,326,229	7,364,516
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	116,198	129,124
Other financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,385,921	1,060,058
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	939,661	1,064,856
Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,680,168	1,508,192
Derivative financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	159,211	190,830
Fair value [member] | Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	1
Fair value [member] | Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,979,545	9,405,992
Fair value [member] | Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	1
Fair value [member] | Financial liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	136,106	141,280
Fair value [member] | Derivative financial liabilities for hedging purpose [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	24,547	33,555
Fair value [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	1
Fair value [member] | Financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	1
Fair value [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	116,198	129,124
Fair value [member] | Other financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	1
Fair value [member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	939,661	1,064,856
Fair value [member] | Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,680,168	1,508,192
Fair value [member] | Derivative financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 159,211	₩ 190,830